Exhibit 99.1

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	48
30/360 Days	30
Actual/360 Days	33

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:	January 1, 2011
Closing Date:	January 27, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:	$945,358,024.43

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%	February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%	November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%	April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%	December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%	April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%	June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$16,600,742.11	0.4878267	$9,140,036.00	0.2685876	$7,460,706.11
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$48,750,742.11	0.0529450	$41,290,036.00	0.0448425	$7,460,706.11

Weighted Avg. Coupon (WAC)	4.88%		4.92%
Weighted Avg. Remaining Maturity (WARM)	17.00		16.23
Pool Receivables Balance	$84,122,090.27		$76,426,460.77
Remaining Number of Receivables	19,099		18,565

Adjusted Pool Balance	$82,310,951.98		$74,850,245.87

III. COLLECTIONS

Principal:
Principal Collections	$7,567,184.86
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$137,357.78
Total Principal Collections	$7,704,542.64

Interest:
Interest Collections	$360,983.98
Late Fees & Other Charges	$24,894.68
Interest on Repurchase Principal	$-
Total Interest Collections	$385,878.66

Collection Account Interest	$220.16
Reserve Account Interest	$152.03
Servicer Advances	$-

Total Collections	$8,090,793.49

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	48
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$8,090,793.49
Reserve Account Available	$4,726,790.12
Total Available for Distribution	$12,817,583.61

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$70,101.74		$70,101.74	$70,101.74
Collection Account Interest					$220.16
Late Fees & Other Charges					$24,894.68
Total due to Servicer					$95,216.58

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	$-

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$33,893.18		$33,893.18	$33,893.18

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$7,881,308.73

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$7,460,706.11

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$-		$-
Class B Notes Total:		$7,460,706.11		$7,460,706.11
Class C Notes Total:		$-		$-
Total Noteholders Principal		$7,460,706.11		$7,460,706.11

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					420,602.62

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,811,138.29
Beginning Period Amount	$1,811,138.29
Current Period Amortization	$234,923.39
Ending Period Required Amount	$1,576,214.90
Ending Period Amount	$1,576,214.90
Next Distribution Date Amount	$1,360,611.94

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	48
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%

	Beginning	Ending	Target
Overcollateralization Amount	$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool	3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool	40.77%	44.84%	44.84%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.25%	18,241	96.95%	$74,097,547.39
30 - 60 Days	1.39%	258	2.35%	$1,794,527.28
61 - 90 Days	0.32%	60	0.65%	$494,799.50
91 + Days	0.03%	6	0.05%	$39,586.60
		18,565		$76,426,460.77
Total
Delinquent Receivables 61 + days past due	0.36%	66	0.70%	$534,386.10
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.40%	77	0.75%	$635,106.56
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.41%	80	0.67%	$615,274.58
Three-Month Average Delinquency Ratio	0.39%		0.71%

Repossession in Current Period		19		$151,305.52
Repossession Inventory		27		$68,620.57

Charge-Offs
Gross Principal of Charge-Off for Current Period				$128,444.64
Recoveries				$(137,357.78)
Net Charge-offs for Current Period				$(8,913.14)

Beginning Pool Balance for Current Period				$84,122,090.27

Net Loss Ratio				-0.13%
Net Loss Ratio for 1st Preceding Collection Period				0.60%
Net Loss Ratio for 2nd Preceding Collection Period				-0.55%
Three-Month Average Net Loss Ratio for Current Period				-0.03%

Cumulative Net Losses for All Periods				$6,080,637.26
Cumulative Net Losses as a % of Initial Pool Balance				0.62%

Principal Balance of Extensions				$340,312.72
Number of Extensions				46